Fees and Expenses - Calamos Active Hedged Equity ETF	Jun. 18, 2026
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

The following table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Other Expenses, New Fund, Based on Estimates [Text]	“Other Expenses” are based on estimated amounts for the current fiscal year.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.64%
Distribution and/or Service Fees (12b‑1)	0.00%
Other Expenses[1]	0.00%
Acquired Fund Fees and Expenses[2]	0.02%
Total Annual Operating Expenses	0.66%
1	“Other Expenses” are based on estimated amounts for the current fiscal year.
2

“Acquired Fund Fees and Expenses” include certain expenses incurred in connection with the Fund’s investment in various closed-end funds, exchange-traded funds (“ETFs”), and business development companies (“BDCs”). The amount shown is based on estimated amounts for the current fiscal year.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs, whether you sell or hold your Fund Shares, would be:

Expense Example by, Year, Caption [Text]	You would pay the following expenses whether you sell or hold your Fund Shares at the end of the period:
Expense Example, With Redemption [Table]
One Year	Three Years
$67	$211

Expense Example, No Redemption, By Year, Caption [Text]	You would pay the following expenses whether you sell or hold your Fund Shares at the end of the period:
Expense Example, No Redemption [Table]
One Year	Three Years
$67	$211

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. Because the Fund has not yet commenced operations, portfolio turnover information is unavailable at this time.